CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash	$ 1,517	$ 1,436
Cash equivalents	6,000	18
Cash and cash equivalents	$ 7,517	$ 1,454	$ 4,564	$ 2,203